Assets and Condensed Schedule of Investments by Class of Units - Investments by Class of Units (Details) - USD ($)		Dec. 31, 2016	Dec. 31, 2015
Open long contracts | Futures, Forward, and Swap Contracts
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts		$ 547,921	$ (376,403)
Percent of Partners' Capital (Net Asset Value)		0.33%	(0.18%)
Open long contracts | Futures Contracts
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts	[1]	$ 1,292,389	$ (1,552,145)
Percent of Partners' Capital (Net Asset Value)	[1]	0.78%	(0.73%)
Open long contracts | Futures Contracts | U.S. Futures Positions
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts	[1]	$ 196,631	$ (632,461)
Open long contracts | Futures Contracts | U.S. Futures Positions | Agriculturals
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts	[1]	$ (186,627)	$ (186,020)
Percent of Partners' Capital (Net Asset Value)	[1]	(0.11%)	(0.09%)
Open long contracts | Futures Contracts | U.S. Futures Positions | Currencies
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts	[1]	$ 116,150	$ 97,771
Percent of Partners' Capital (Net Asset Value)	[1]	0.07%	0.05%
Open long contracts | Futures Contracts | U.S. Futures Positions | Energy
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts	[1]	$ 540,550	$ 11,957
Percent of Partners' Capital (Net Asset Value)	[1]	0.32%	0.01%
Open long contracts | Futures Contracts | U.S. Futures Positions | Interest rates
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts	[1]	$ 21,206	$ (407,958)
Percent of Partners' Capital (Net Asset Value)	[1]	0.01%	(0.19%)
Open long contracts | Futures Contracts | U.S. Futures Positions | Meats
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts	[1]	$ 69,709	$ (860)
Percent of Partners' Capital (Net Asset Value)	[1]	0.04%	0.00%
Open long contracts | Futures Contracts | U.S. Futures Positions | Metals
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts	[1]	$ (74,055)	$ (29,400)
Percent of Partners' Capital (Net Asset Value)	[1]	(0.04%)	(0.01%)
Open long contracts | Futures Contracts | U.S. Futures Positions | Soft commodities
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts	[1]	$ (22,484)	$ (48,181)
Percent of Partners' Capital (Net Asset Value)	[1]	(0.01%)	(0.02%)
Open long contracts | Futures Contracts | U.S. Futures Positions | Stock indices and single stock futures
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts	[1]	$ (267,818)	$ (69,770)
Percent of Partners' Capital (Net Asset Value)	[1]	(0.16%)	(0.03%)
Open long contracts | Futures Contracts | Foreign Futures Positions
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts	[1]	$ 1,095,758	$ (919,684)
Open long contracts | Futures Contracts | Foreign Futures Positions | Agriculturals
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts	[1]	1,089	$ 29,425
Percent of Partners' Capital (Net Asset Value)	[1]		0.01%
Open long contracts | Futures Contracts | Foreign Futures Positions | Energy
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts	[1]	$ 8,773
Percent of Partners' Capital (Net Asset Value)	[1]	0.01%	0.00%
Open long contracts | Futures Contracts | Foreign Futures Positions | Interest rates
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts	[1]	$ 307,223	$ (827,562)
Percent of Partners' Capital (Net Asset Value)	[1]	0.19%	(0.39%)
Open long contracts | Futures Contracts | Foreign Futures Positions | Metals
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts	[1]	$ (76,499)	$ (110,937)
Percent of Partners' Capital (Net Asset Value)	[1]	(0.05%)	(0.05%)
Open long contracts | Futures Contracts | Foreign Futures Positions | Soft commodities
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts	[1]	$ 6,462	$ 161
Percent of Partners' Capital (Net Asset Value)	[1]		0.00%
Open long contracts | Futures Contracts | Foreign Futures Positions | Stock indices
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts	[1]	$ 848,710	$ (10,771)
Percent of Partners' Capital (Net Asset Value)	[1]	0.51%	(0.01%)
Open long contracts | Forward Contracts | Currencies
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts	[1]	$ (9,770)	$ 7,642
Percent of Partners' Capital (Net Asset Value)	[1]	(0.01%)	0.00%
Open long contracts | Swap Contracts
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts		$ (734,698)
Percent of Partners' Capital (Net Asset Value)		(0.44%)
Open long contracts | Swap Contracts | Deutsche Bank Total Return Swap Terminating March 29, 2019
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts		$ (1,139,264)
Percent of Partners' Capital (Net Asset Value)		(0.68%)
Open long contracts | Swap Contracts | Deutsche Bank Total Return Swap Terminating July 1, 2020
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts		$ 404,566	$ 1,168,100
Percent of Partners' Capital (Net Asset Value)		0.24%	0.55%
Open short contracts | Futures, Forward, and Swap Contracts
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts		$ 998,010	$ 2,131,439
Percent of Partners' Capital (Net Asset Value)		0.60%	1.00%
Open short contracts | Futures Contracts
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts	[1]	$ 987,535	$ 2,379,740
Percent of Partners' Capital (Net Asset Value)	[1]	0.59%	1.12%
Open short contracts | Futures Contracts | U.S. Futures Positions
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts	[1]	$ 722,564	$ 1,348,748
Open short contracts | Futures Contracts | U.S. Futures Positions | Agriculturals
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts	[1]	$ 43,391	$ 660,432
Percent of Partners' Capital (Net Asset Value)	[1]	0.02%	0.31%
Open short contracts | Futures Contracts | U.S. Futures Positions | Currencies
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts	[1]	$ 301,634	$ 1,000,158
Percent of Partners' Capital (Net Asset Value)	[1]	0.18%	0.46%
Open short contracts | Futures Contracts | U.S. Futures Positions | Energy
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts	[1]	$ (5,443)	$ (227,645)
Percent of Partners' Capital (Net Asset Value)	[1]		(0.11%)
Open short contracts | Futures Contracts | U.S. Futures Positions | Interest rates
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts	[1]	$ (45,121)	$ 78,618
Percent of Partners' Capital (Net Asset Value)	[1]	(0.02%)	0.04%
Open short contracts | Futures Contracts | U.S. Futures Positions | Meats
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts	[1]	$ (375)	$ (146,785)
Percent of Partners' Capital (Net Asset Value)	[1]		(0.07%)
Open short contracts | Futures Contracts | U.S. Futures Positions | Metals
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts	[1]	$ 143,785	$ 156,442
Percent of Partners' Capital (Net Asset Value)	[1]	0.08%	0.07%
Open short contracts | Futures Contracts | U.S. Futures Positions | Soft commodities
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts	[1]	$ 256,819	$ (129,485)
Percent of Partners' Capital (Net Asset Value)	[1]	0.15%	(0.06%)
Open short contracts | Futures Contracts | U.S. Futures Positions | Stock indices and single stock futures
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts	[1]	$ 27,874	$ (42,987)
Percent of Partners' Capital (Net Asset Value)	[1]	0.01%	(0.02%)
Open short contracts | Futures Contracts | Foreign Futures Positions
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts	[1]	$ 264,971	$ 1,030,992
Open short contracts | Futures Contracts | Foreign Futures Positions | Agriculturals
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts	[1]	1,439	$ 12,799
Percent of Partners' Capital (Net Asset Value)	[1]		0.01%
Open short contracts | Futures Contracts | Foreign Futures Positions | Energy
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts	[1]		$ 1,041,906
Percent of Partners' Capital (Net Asset Value)	[1]		0.49%
Open short contracts | Futures Contracts | Foreign Futures Positions | Interest rates
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts	[1]	$ (31,790)	$ (108,667)
Percent of Partners' Capital (Net Asset Value)	[1]	(0.02%)	(0.05%)
Open short contracts | Futures Contracts | Foreign Futures Positions | Metals
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts	[1]	$ 329,003	$ 277,638
Percent of Partners' Capital (Net Asset Value)	[1]	0.20%	0.13%
Open short contracts | Futures Contracts | Foreign Futures Positions | Soft commodities
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts	[1]	$ 17,276	$ 5,103
Percent of Partners' Capital (Net Asset Value)	[1]	0.01%	0.00%
Open short contracts | Futures Contracts | Foreign Futures Positions | Stock indices
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts	[1]	$ (50,957)	$ (197,787)
Percent of Partners' Capital (Net Asset Value)	[1]	(0.03%)	(0.09%)
Open short contracts | Forward Contracts | Currencies
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts	[1]	$ 10,475	$ (248,301)
Percent of Partners' Capital (Net Asset Value)	[1]	0.01%	(0.12%)
Open short contracts | Swap Contracts | Deutsche Bank Total Return Swap Terminating July 1, 2020
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Percent of Partners' Capital (Net Asset Value)			0.00%
Open contracts | Futures, Forward, and Swap Contracts
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts		$ 1,545,931	$ 1,755,036
Percent of Partners' Capital (Net Asset Value)		0.93%	0.82%
Open contracts | Futures Contracts
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts	[1]	$ 2,279,924	$ 827,595
Percent of Partners' Capital (Net Asset Value)	[1]	1.37%	0.39%
Open contracts | Futures Contracts | U.S. Futures Positions
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts	[1]	$ 919,195	$ 716,287
Open contracts | Futures Contracts | U.S. Futures Positions | Agriculturals
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts	[1]	$ (143,236)	$ 474,412
Percent of Partners' Capital (Net Asset Value)	[1]	(0.09%)	0.22%
Open contracts | Futures Contracts | U.S. Futures Positions | Currencies
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts	[1]	$ 417,784	$ 1,097,929
Percent of Partners' Capital (Net Asset Value)	[1]	0.25%	0.51%
Open contracts | Futures Contracts | U.S. Futures Positions | Energy
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts	[1]	$ 535,107	$ (215,688)
Percent of Partners' Capital (Net Asset Value)	[1]	0.32%	(0.10%)
Open contracts | Futures Contracts | U.S. Futures Positions | Interest rates
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts	[1]	$ (23,915)	$ (329,340)
Percent of Partners' Capital (Net Asset Value)	[1]	(0.01%)	(0.15%)
Open contracts | Futures Contracts | U.S. Futures Positions | Meats
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts	[1]	$ 69,334	$ (147,645)
Percent of Partners' Capital (Net Asset Value)	[1]	0.04%	(0.07%)
Open contracts | Futures Contracts | U.S. Futures Positions | Metals
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts	[1]	$ 69,730	$ 127,042
Percent of Partners' Capital (Net Asset Value)	[1]	0.04%	0.06%
Open contracts | Futures Contracts | U.S. Futures Positions | Soft commodities
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts	[1]	$ 234,335	$ (177,666)
Percent of Partners' Capital (Net Asset Value)	[1]	0.14%	(0.08%)
Open contracts | Futures Contracts | U.S. Futures Positions | Stock indices and single stock futures
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts	[1]	$ (239,944)	$ (112,757)
Percent of Partners' Capital (Net Asset Value)	[1]	(0.15%)	(0.05%)
Open contracts | Futures Contracts | Foreign Futures Positions
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts	[1]	$ 1,360,729	$ 111,308
Open contracts | Futures Contracts | Foreign Futures Positions | Agriculturals
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts	[1]	2,528	$ 42,224
Percent of Partners' Capital (Net Asset Value)	[1]		0.02%
Open contracts | Futures Contracts | Foreign Futures Positions | Energy
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts	[1]	$ 8,773	$ 1,041,906
Percent of Partners' Capital (Net Asset Value)	[1]	0.01%	0.49%
Open contracts | Futures Contracts | Foreign Futures Positions | Interest rates
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts	[1]	$ 275,433	$ (936,229)
Percent of Partners' Capital (Net Asset Value)	[1]	0.17%	(0.44%)
Open contracts | Futures Contracts | Foreign Futures Positions | Metals
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts	[1]	$ 252,504	$ 166,701
Percent of Partners' Capital (Net Asset Value)	[1]	0.15%	0.08%
Open contracts | Futures Contracts | Foreign Futures Positions | Soft commodities
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts	[1]	$ 23,738	$ 5,264
Percent of Partners' Capital (Net Asset Value)	[1]	0.01%	0.00%
Open contracts | Futures Contracts | Foreign Futures Positions | Stock indices
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts	[1]	$ 797,753	$ (208,558)
Percent of Partners' Capital (Net Asset Value)	[1]	0.48%	(0.10%)
Open contracts | Forward Contracts | Currencies
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts	[1]	$ 705	$ (240,659)
Percent of Partners' Capital (Net Asset Value)	[1]		(0.12%)
Open contracts | Swap Contracts
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts		$ (734,698)
Percent of Partners' Capital (Net Asset Value)		(0.44%)
Open contracts | Swap Contracts | Deutsche Bank Total Return Swap Terminating March 29, 2019
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts		$ (1,139,264)
Percent of Partners' Capital (Net Asset Value)		(0.68%)
Open contracts | Swap Contracts | Deutsche Bank Total Return Swap Terminating July 1, 2020
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts		$ 404,566	$ 1,168,100
Percent of Partners' Capital (Net Asset Value)		0.24%	0.55%
Class A | Open long contracts | Futures, Forward, and Swap Contracts
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts		$ 31,715	$ (19,373)
Percent of Partners' Capital (Net Asset Value)		0.33%	(0.18%)
Class A | Open long contracts | Futures Contracts
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts		$ 74,807	$ (79,880)
Percent of Partners' Capital (Net Asset Value)		0.78%	(0.73%)
Class A | Open long contracts | Futures Contracts | U.S. Futures Positions
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts		$ 11,382	$ (32,550)
Class A | Open long contracts | Futures Contracts | U.S. Futures Positions | Agriculturals
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts		$ (10,802)	$ (9,573)
Percent of Partners' Capital (Net Asset Value)		(0.11%)	(0.09%)
Class A | Open long contracts | Futures Contracts | U.S. Futures Positions | Currencies
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts		$ 6,723	$ 5,032
Percent of Partners' Capital (Net Asset Value)		0.07%	0.05%
Class A | Open long contracts | Futures Contracts | U.S. Futures Positions | Energy
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts		$ 31,288	$ 615
Percent of Partners' Capital (Net Asset Value)		0.32%	0.01%
Class A | Open long contracts | Futures Contracts | U.S. Futures Positions | Interest rates
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts		$ 1,227	$ (20,996)
Percent of Partners' Capital (Net Asset Value)		0.01%	(0.19%)
Class A | Open long contracts | Futures Contracts | U.S. Futures Positions | Meats
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts		$ 4,035	$ (44)
Percent of Partners' Capital (Net Asset Value)		0.04%	0.00%
Class A | Open long contracts | Futures Contracts | U.S. Futures Positions | Metals
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts		$ (4,286)	$ (1,513)
Percent of Partners' Capital (Net Asset Value)		(0.04%)	(0.01%)
Class A | Open long contracts | Futures Contracts | U.S. Futures Positions | Soft commodities
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts		$ (1,301)	$ (2,480)
Percent of Partners' Capital (Net Asset Value)		(0.01%)	(0.02%)
Class A | Open long contracts | Futures Contracts | U.S. Futures Positions | Stock indices and single stock futures
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts		$ (15,502)	$ (3,591)
Percent of Partners' Capital (Net Asset Value)		(0.16%)	(0.03%)
Class A | Open long contracts | Futures Contracts | Foreign Futures Positions
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts		$ 63,425	$ (47,330)
Class A | Open long contracts | Futures Contracts | Foreign Futures Positions | Agriculturals
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts		63	$ 1,514
Percent of Partners' Capital (Net Asset Value)			0.01%
Class A | Open long contracts | Futures Contracts | Foreign Futures Positions | Energy
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts		$ 508
Percent of Partners' Capital (Net Asset Value)		0.01%	0.00%
Class A | Open long contracts | Futures Contracts | Foreign Futures Positions | Interest rates
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts		$ 17,783	$ (42,589)
Percent of Partners' Capital (Net Asset Value)		0.19%	(0.39%)
Class A | Open long contracts | Futures Contracts | Foreign Futures Positions | Metals
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts		$ (4,428)	$ (5,709)
Percent of Partners' Capital (Net Asset Value)		(0.05%)	(0.05%)
Class A | Open long contracts | Futures Contracts | Foreign Futures Positions | Soft commodities
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts		$ 374	$ 8
Percent of Partners' Capital (Net Asset Value)			0.00%
Class A | Open long contracts | Futures Contracts | Foreign Futures Positions | Stock indices
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts		$ 49,125	$ (554)
Percent of Partners' Capital (Net Asset Value)		0.51%	(0.01%)
Class A | Open long contracts | Forward Contracts | Currencies
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts		$ (566)	$ 393
Percent of Partners' Capital (Net Asset Value)		(0.01%)	0.00%
Class A | Open long contracts | Swap Contracts
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts		$ (42,526)
Percent of Partners' Capital (Net Asset Value)		(0.44%)
Class A | Open long contracts | Swap Contracts | Deutsche Bank Total Return Swap Terminating March 29, 2019
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts		$ (65,943)
Percent of Partners' Capital (Net Asset Value)		(0.68%)
Class A | Open long contracts | Swap Contracts | Deutsche Bank Total Return Swap Terminating July 1, 2020
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts		$ 23,417	$ 60,114
Percent of Partners' Capital (Net Asset Value)		0.24%	0.55%
Class A | Open short contracts | Futures, Forward, and Swap Contracts
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts		$ 57,766	$ 109,692
Percent of Partners' Capital (Net Asset Value)		0.60%	1.00%
Class A | Open short contracts | Futures Contracts
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts		$ 57,160	$ 122,470
Percent of Partners' Capital (Net Asset Value)		0.59%	1.12%
Class A | Open short contracts | Futures Contracts | U.S. Futures Positions
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts		$ 41,824	$ 69,411
Class A | Open short contracts | Futures Contracts | U.S. Futures Positions | Agriculturals
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts		$ 2,512	$ 33,988
Percent of Partners' Capital (Net Asset Value)		0.02%	0.31%
Class A | Open short contracts | Futures Contracts | U.S. Futures Positions | Currencies
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts		$ 17,460	$ 51,471
Percent of Partners' Capital (Net Asset Value)		0.18%	0.46%
Class A | Open short contracts | Futures Contracts | U.S. Futures Positions | Energy
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts		$ (315)	$ (11,715)
Percent of Partners' Capital (Net Asset Value)			(0.11%)
Class A | Open short contracts | Futures Contracts | U.S. Futures Positions | Interest rates
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts		$ (2,612)	$ 4,046
Percent of Partners' Capital (Net Asset Value)		(0.02%)	0.04%
Class A | Open short contracts | Futures Contracts | U.S. Futures Positions | Meats
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts		$ (22)	$ (7,554)
Percent of Partners' Capital (Net Asset Value)			(0.07%)
Class A | Open short contracts | Futures Contracts | U.S. Futures Positions | Metals
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts		$ 8,323	$ 8,051
Percent of Partners' Capital (Net Asset Value)		0.08%	0.07%
Class A | Open short contracts | Futures Contracts | U.S. Futures Positions | Soft commodities
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts		$ 14,865	$ (6,664)
Percent of Partners' Capital (Net Asset Value)		0.15%	(0.06%)
Class A | Open short contracts | Futures Contracts | U.S. Futures Positions | Stock indices and single stock futures
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts		$ 1,613	$ (2,212)
Percent of Partners' Capital (Net Asset Value)		0.01%	(0.02%)
Class A | Open short contracts | Futures Contracts | Foreign Futures Positions
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts		$ 15,336	$ 53,059
Class A | Open short contracts | Futures Contracts | Foreign Futures Positions | Agriculturals
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts		83	$ 659
Percent of Partners' Capital (Net Asset Value)			0.01%
Class A | Open short contracts | Futures Contracts | Foreign Futures Positions | Energy
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts			$ 53,620
Percent of Partners' Capital (Net Asset Value)			0.49%
Class A | Open short contracts | Futures Contracts | Foreign Futures Positions | Interest rates
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts		$ (1,840)	$ (5,592)
Percent of Partners' Capital (Net Asset Value)		(0.02%)	(0.05%)
Class A | Open short contracts | Futures Contracts | Foreign Futures Positions | Metals
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts		$ 19,043	$ 14,288
Percent of Partners' Capital (Net Asset Value)		0.20%	0.13%
Class A | Open short contracts | Futures Contracts | Foreign Futures Positions | Soft commodities
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts		$ 1,000	$ 263
Percent of Partners' Capital (Net Asset Value)		0.01%	0.00%
Class A | Open short contracts | Futures Contracts | Foreign Futures Positions | Stock indices
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts		$ (2,950)	$ (10,179)
Percent of Partners' Capital (Net Asset Value)		(0.03%)	(0.09%)
Class A | Open short contracts | Forward Contracts | Currencies
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts		$ 606	$ (12,778)
Percent of Partners' Capital (Net Asset Value)		0.01%	(0.12%)
Class A | Open short contracts | Swap Contracts | Deutsche Bank Total Return Swap Terminating July 1, 2020
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Percent of Partners' Capital (Net Asset Value)			0.00%
Class A | Open contracts | Futures, Forward, and Swap Contracts
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts		$ 89,481	$ 90,319
Percent of Partners' Capital (Net Asset Value)		0.93%	0.82%
Class A | Open contracts | Futures Contracts
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts		$ 131,967	$ 42,590
Percent of Partners' Capital (Net Asset Value)		1.37%	0.39%
Class A | Open contracts | Futures Contracts | U.S. Futures Positions
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts		$ 53,206	$ 36,861
Class A | Open contracts | Futures Contracts | U.S. Futures Positions | Agriculturals
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts		$ (8,290)	$ 24,415
Percent of Partners' Capital (Net Asset Value)		(0.09%)	0.22%
Class A | Open contracts | Futures Contracts | U.S. Futures Positions | Currencies
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts		$ 24,183	$ 56,503
Percent of Partners' Capital (Net Asset Value)		0.25%	0.51%
Class A | Open contracts | Futures Contracts | U.S. Futures Positions | Energy
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts		$ 30,973	$ (11,100)
Percent of Partners' Capital (Net Asset Value)		0.32%	(0.10%)
Class A | Open contracts | Futures Contracts | U.S. Futures Positions | Interest rates
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts		$ (1,385)	$ (16,950)
Percent of Partners' Capital (Net Asset Value)		(0.01%)	(0.15%)
Class A | Open contracts | Futures Contracts | U.S. Futures Positions | Meats
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts		$ 4,013	$ (7,598)
Percent of Partners' Capital (Net Asset Value)		0.04%	(0.07%)
Class A | Open contracts | Futures Contracts | U.S. Futures Positions | Metals
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts		$ 4,037	$ 6,538
Percent of Partners' Capital (Net Asset Value)		0.04%	0.06%
Class A | Open contracts | Futures Contracts | U.S. Futures Positions | Soft commodities
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts		$ 13,564	$ (9,144)
Percent of Partners' Capital (Net Asset Value)		0.14%	(0.08%)
Class A | Open contracts | Futures Contracts | U.S. Futures Positions | Stock indices and single stock futures
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts		$ (13,889)	$ (5,803)
Percent of Partners' Capital (Net Asset Value)		(0.15%)	(0.05%)
Class A | Open contracts | Futures Contracts | Foreign Futures Positions
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts		$ 78,761	$ 5,729
Class A | Open contracts | Futures Contracts | Foreign Futures Positions | Agriculturals
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts		146	$ 2,173
Percent of Partners' Capital (Net Asset Value)			0.02%
Class A | Open contracts | Futures Contracts | Foreign Futures Positions | Energy
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts		$ 508	$ 53,620
Percent of Partners' Capital (Net Asset Value)		0.01%	0.49%
Class A | Open contracts | Futures Contracts | Foreign Futures Positions | Interest rates
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts		$ 15,943	$ (48,181)
Percent of Partners' Capital (Net Asset Value)		0.17%	(0.44%)
Class A | Open contracts | Futures Contracts | Foreign Futures Positions | Metals
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts		$ 14,615	$ 8,579
Percent of Partners' Capital (Net Asset Value)		0.15%	0.08%
Class A | Open contracts | Futures Contracts | Foreign Futures Positions | Soft commodities
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts		$ 1,374	$ 271
Percent of Partners' Capital (Net Asset Value)		0.01%	0.00%
Class A | Open contracts | Futures Contracts | Foreign Futures Positions | Stock indices
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts		$ 46,175	$ (10,733)
Percent of Partners' Capital (Net Asset Value)		0.48%	(0.10%)
Class A | Open contracts | Forward Contracts | Currencies
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts		$ 40	$ (12,385)
Percent of Partners' Capital (Net Asset Value)			(0.12%)
Class A | Open contracts | Swap Contracts
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts		$ (42,526)
Percent of Partners' Capital (Net Asset Value)		(0.44%)
Class A | Open contracts | Swap Contracts | Deutsche Bank Total Return Swap Terminating March 29, 2019
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts		$ (65,943)
Percent of Partners' Capital (Net Asset Value)		(0.68%)
Class A | Open contracts | Swap Contracts | Deutsche Bank Total Return Swap Terminating July 1, 2020
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts		$ 23,417	$ 60,114
Percent of Partners' Capital (Net Asset Value)		0.24%	0.55%
Class B | Open long contracts | Futures, Forward, and Swap Contracts
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts		$ 328,449	$ (212,770)
Percent of Partners' Capital (Net Asset Value)		0.33%	(0.18%)
Class B | Open long contracts | Futures Contracts
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts		$ 774,719	$ (877,382)
Percent of Partners' Capital (Net Asset Value)		0.78%	(0.73%)
Class B | Open long contracts | Futures Contracts | U.S. Futures Positions
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts		$ 117,870	$ (357,510)
Class B | Open long contracts | Futures Contracts | U.S. Futures Positions | Agriculturals
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts		$ (111,873)	$ (105,151)
Percent of Partners' Capital (Net Asset Value)		(0.11%)	(0.09%)
Class B | Open long contracts | Futures Contracts | U.S. Futures Positions | Currencies
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts		$ 69,626	$ 55,267
Percent of Partners' Capital (Net Asset Value)		0.07%	0.05%
Class B | Open long contracts | Futures Contracts | U.S. Futures Positions | Energy
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts		$ 324,031	$ 6,759
Percent of Partners' Capital (Net Asset Value)		0.32%	0.01%
Class B | Open long contracts | Futures Contracts | U.S. Futures Positions | Interest rates
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts		$ 12,712	$ (230,606)
Percent of Partners' Capital (Net Asset Value)		0.01%	(0.19%)
Class B | Open long contracts | Futures Contracts | U.S. Futures Positions | Meats
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts		$ 41,787	$ (486)
Percent of Partners' Capital (Net Asset Value)		0.04%	0.00%
Class B | Open long contracts | Futures Contracts | U.S. Futures Positions | Metals
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts		$ (44,392)	$ (16,619)
Percent of Partners' Capital (Net Asset Value)		(0.04%)	(0.01%)
Class B | Open long contracts | Futures Contracts | U.S. Futures Positions | Soft commodities
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts		$ (13,478)	$ (27,235)
Percent of Partners' Capital (Net Asset Value)		(0.01%)	(0.02%)
Class B | Open long contracts | Futures Contracts | U.S. Futures Positions | Stock indices and single stock futures
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts		$ (160,543)	$ (39,439)
Percent of Partners' Capital (Net Asset Value)		(0.16%)	(0.03%)
Class B | Open long contracts | Futures Contracts | Foreign Futures Positions
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts		$ 656,849	$ (519,872)
Class B | Open long contracts | Futures Contracts | Foreign Futures Positions | Agriculturals
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts		653	$ 16,633
Percent of Partners' Capital (Net Asset Value)			0.01%
Class B | Open long contracts | Futures Contracts | Foreign Futures Positions | Energy
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts		$ 5,259
Percent of Partners' Capital (Net Asset Value)		0.01%	0.00%
Class B | Open long contracts | Futures Contracts | Foreign Futures Positions | Interest rates
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts		$ 184,164	$ (467,797)
Percent of Partners' Capital (Net Asset Value)		0.19%	(0.39%)
Class B | Open long contracts | Futures Contracts | Foreign Futures Positions | Metals
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts		$ (45,857)	$ (62,710)
Percent of Partners' Capital (Net Asset Value)		(0.05%)	(0.05%)
Class B | Open long contracts | Futures Contracts | Foreign Futures Positions | Soft commodities
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts		$ 3,874	$ 91
Percent of Partners' Capital (Net Asset Value)			0.00%
Class B | Open long contracts | Futures Contracts | Foreign Futures Positions | Stock indices
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts		$ 508,756	$ (6,089)
Percent of Partners' Capital (Net Asset Value)		0.51%	(0.01%)
Class B | Open long contracts | Forward Contracts | Currencies
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts		$ (5,857)	$ 4,320
Percent of Partners' Capital (Net Asset Value)		(0.01%)	0.00%
Class B | Open long contracts | Swap Contracts
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts		$ (440,413)
Percent of Partners' Capital (Net Asset Value)		(0.44%)
Class B | Open long contracts | Swap Contracts | Deutsche Bank Total Return Swap Terminating March 29, 2019
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts		$ (682,929)
Percent of Partners' Capital (Net Asset Value)		(0.68%)
Class B | Open long contracts | Swap Contracts | Deutsche Bank Total Return Swap Terminating July 1, 2020
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts		$ 242,516	$ 660,292
Percent of Partners' Capital (Net Asset Value)		0.24%	0.55%
Class B | Open short contracts | Futures, Forward, and Swap Contracts
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts		$ 598,254	$ 1,204,839
Percent of Partners' Capital (Net Asset Value)		0.60%	1.00%
Class B | Open short contracts | Futures Contracts
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts		$ 591,975	$ 1,345,196
Percent of Partners' Capital (Net Asset Value)		0.59%	1.12%
Class B | Open short contracts | Futures Contracts | U.S. Futures Positions
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts		$ 433,138	$ 762,405
Class B | Open short contracts | Futures Contracts | U.S. Futures Positions | Agriculturals
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts		$ 26,011	$ 373,322
Percent of Partners' Capital (Net Asset Value)		0.02%	0.31%
Class B | Open short contracts | Futures Contracts | U.S. Futures Positions | Currencies
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts		$ 180,814	$ 565,359
Percent of Partners' Capital (Net Asset Value)		0.18%	0.46%
Class B | Open short contracts | Futures Contracts | U.S. Futures Positions | Energy
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts		$ (3,263)	$ (128,681)
Percent of Partners' Capital (Net Asset Value)			(0.11%)
Class B | Open short contracts | Futures Contracts | U.S. Futures Positions | Interest rates
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts		$ (27,048)	$ 44,439
Percent of Partners' Capital (Net Asset Value)		(0.02%)	0.04%
Class B | Open short contracts | Futures Contracts | U.S. Futures Positions | Meats
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts		$ (225)	$ (82,973)
Percent of Partners' Capital (Net Asset Value)			(0.07%)
Class B | Open short contracts | Futures Contracts | U.S. Futures Positions | Metals
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts		$ 86,191	$ 88,432
Percent of Partners' Capital (Net Asset Value)		0.08%	0.07%
Class B | Open short contracts | Futures Contracts | U.S. Futures Positions | Soft commodities
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts		$ 153,949	$ (73,194)
Percent of Partners' Capital (Net Asset Value)		0.15%	(0.06%)
Class B | Open short contracts | Futures Contracts | U.S. Futures Positions | Stock indices and single stock futures
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts		$ 16,709	$ (24,299)
Percent of Partners' Capital (Net Asset Value)		0.01%	(0.02%)
Class B | Open short contracts | Futures Contracts | Foreign Futures Positions
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts		$ 158,837	$ 582,791
Class B | Open short contracts | Futures Contracts | Foreign Futures Positions | Agriculturals
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts		863	$ 7,235
Percent of Partners' Capital (Net Asset Value)			0.01%
Class B | Open short contracts | Futures Contracts | Foreign Futures Positions | Energy
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts			$ 588,958
Percent of Partners' Capital (Net Asset Value)			0.49%
Class B | Open short contracts | Futures Contracts | Foreign Futures Positions | Interest rates
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts		$ (19,056)	$ (61,426)
Percent of Partners' Capital (Net Asset Value)		(0.02%)	(0.05%)
Class B | Open short contracts | Futures Contracts | Foreign Futures Positions | Metals
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts		$ 197,220	$ 156,942
Percent of Partners' Capital (Net Asset Value)		0.20%	0.13%
Class B | Open short contracts | Futures Contracts | Foreign Futures Positions | Soft commodities
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts		$ 10,356	$ 2,885
Percent of Partners' Capital (Net Asset Value)		0.01%	0.00%
Class B | Open short contracts | Futures Contracts | Foreign Futures Positions | Stock indices
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts		$ (30,546)	$ (111,803)
Percent of Partners' Capital (Net Asset Value)		(0.03%)	(0.09%)
Class B | Open short contracts | Forward Contracts | Currencies
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts		$ 6,279	$ (140,357)
Percent of Partners' Capital (Net Asset Value)		0.01%	(0.12%)
Class B | Open short contracts | Swap Contracts | Deutsche Bank Total Return Swap Terminating July 1, 2020
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Percent of Partners' Capital (Net Asset Value)			0.00%
Class B | Open contracts | Futures, Forward, and Swap Contracts
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts		$ 926,703	$ 992,069
Percent of Partners' Capital (Net Asset Value)		0.93%	0.82%
Class B | Open contracts | Futures Contracts
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts		$ 1,366,694	$ 467,814
Percent of Partners' Capital (Net Asset Value)		1.37%	0.39%
Class B | Open contracts | Futures Contracts | U.S. Futures Positions
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts		$ 551,008	$ 404,895
Class B | Open contracts | Futures Contracts | U.S. Futures Positions | Agriculturals
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts		$ (85,862)	$ 268,171
Percent of Partners' Capital (Net Asset Value)		(0.09%)	0.22%
Class B | Open contracts | Futures Contracts | U.S. Futures Positions | Currencies
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts		$ 250,440	$ 620,626
Percent of Partners' Capital (Net Asset Value)		0.25%	0.51%
Class B | Open contracts | Futures Contracts | U.S. Futures Positions | Energy
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts		$ 320,768	$ (121,922)
Percent of Partners' Capital (Net Asset Value)		0.32%	(0.10%)
Class B | Open contracts | Futures Contracts | U.S. Futures Positions | Interest rates
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts		$ (14,336)	$ (186,167)
Percent of Partners' Capital (Net Asset Value)		(0.01%)	(0.15%)
Class B | Open contracts | Futures Contracts | U.S. Futures Positions | Meats
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts		$ 41,562	$ (83,459)
Percent of Partners' Capital (Net Asset Value)		0.04%	(0.07%)
Class B | Open contracts | Futures Contracts | U.S. Futures Positions | Metals
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts		$ 41,799	$ 71,813
Percent of Partners' Capital (Net Asset Value)		0.04%	0.06%
Class B | Open contracts | Futures Contracts | U.S. Futures Positions | Soft commodities
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts		$ 140,471	$ (100,429)
Percent of Partners' Capital (Net Asset Value)		0.14%	(0.08%)
Class B | Open contracts | Futures Contracts | U.S. Futures Positions | Stock indices and single stock futures
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts		$ (143,834)	$ (63,738)
Percent of Partners' Capital (Net Asset Value)		(0.15%)	(0.05%)
Class B | Open contracts | Futures Contracts | Foreign Futures Positions
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts		$ 815,686	$ 62,919
Class B | Open contracts | Futures Contracts | Foreign Futures Positions | Agriculturals
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts		1,516	$ 23,868
Percent of Partners' Capital (Net Asset Value)			0.02%
Class B | Open contracts | Futures Contracts | Foreign Futures Positions | Energy
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts		$ 5,259	$ 588,958
Percent of Partners' Capital (Net Asset Value)		0.01%	0.49%
Class B | Open contracts | Futures Contracts | Foreign Futures Positions | Interest rates
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts		$ 165,108	$ (529,223)
Percent of Partners' Capital (Net Asset Value)		0.17%	(0.44%)
Class B | Open contracts | Futures Contracts | Foreign Futures Positions | Metals
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts		$ 151,363	$ 94,232
Percent of Partners' Capital (Net Asset Value)		0.15%	0.08%
Class B | Open contracts | Futures Contracts | Foreign Futures Positions | Soft commodities
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts		$ 14,230	$ 2,976
Percent of Partners' Capital (Net Asset Value)		0.01%	0.00%
Class B | Open contracts | Futures Contracts | Foreign Futures Positions | Stock indices
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts		$ 478,210	$ (117,892)
Percent of Partners' Capital (Net Asset Value)		0.48%	(0.10%)
Class B | Open contracts | Forward Contracts | Currencies
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts		$ 422	$ (136,037)
Percent of Partners' Capital (Net Asset Value)			(0.12%)
Class B | Open contracts | Swap Contracts
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts		$ (440,413)
Percent of Partners' Capital (Net Asset Value)		(0.44%)
Class B | Open contracts | Swap Contracts | Deutsche Bank Total Return Swap Terminating March 29, 2019
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts		$ (682,929)
Percent of Partners' Capital (Net Asset Value)		(0.68%)
Class B | Open contracts | Swap Contracts | Deutsche Bank Total Return Swap Terminating July 1, 2020
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts		$ 242,516	$ 660,292
Percent of Partners' Capital (Net Asset Value)		0.24%	0.55%
Legacy 1 Class | Open long contracts | Futures, Forward, and Swap Contracts
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts		$ 4,266	$ (3,374)
Percent of Partners' Capital (Net Asset Value)		0.33%	(0.18%)
Legacy 1 Class | Open long contracts | Futures Contracts
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts		$ 10,065	$ (13,911)
Percent of Partners' Capital (Net Asset Value)		0.78%	(0.73%)
Legacy 1 Class | Open long contracts | Futures Contracts | U.S. Futures Positions
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts		$ 1,531	$ (5,668)
Legacy 1 Class | Open long contracts | Futures Contracts | U.S. Futures Positions | Agriculturals
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts		$ (1,454)	$ (1,667)
Percent of Partners' Capital (Net Asset Value)		(0.11%)	(0.09%)
Legacy 1 Class | Open long contracts | Futures Contracts | U.S. Futures Positions | Currencies
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts		$ 905	$ 876
Percent of Partners' Capital (Net Asset Value)		0.07%	0.05%
Legacy 1 Class | Open long contracts | Futures Contracts | U.S. Futures Positions | Energy
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts		$ 4,210	$ 107
Percent of Partners' Capital (Net Asset Value)		0.32%	0.01%
Legacy 1 Class | Open long contracts | Futures Contracts | U.S. Futures Positions | Interest rates
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts		$ 165	$ (3,656)
Percent of Partners' Capital (Net Asset Value)		0.01%	(0.19%)
Legacy 1 Class | Open long contracts | Futures Contracts | U.S. Futures Positions | Meats
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts		$ 543	$ (8)
Percent of Partners' Capital (Net Asset Value)		0.04%	0.00%
Legacy 1 Class | Open long contracts | Futures Contracts | U.S. Futures Positions | Metals
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts		$ (577)	$ (263)
Percent of Partners' Capital (Net Asset Value)		(0.04%)	(0.01%)
Legacy 1 Class | Open long contracts | Futures Contracts | U.S. Futures Positions | Soft commodities
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts		$ (175)	$ (432)
Percent of Partners' Capital (Net Asset Value)		(0.01%)	(0.02%)
Legacy 1 Class | Open long contracts | Futures Contracts | U.S. Futures Positions | Stock indices and single stock futures
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts		$ (2,086)	$ (625)
Percent of Partners' Capital (Net Asset Value)		(0.16%)	(0.03%)
Legacy 1 Class | Open long contracts | Futures Contracts | Foreign Futures Positions
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts		$ 8,534	$ (8,243)
Legacy 1 Class | Open long contracts | Futures Contracts | Foreign Futures Positions | Agriculturals
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts		8	$ 264
Percent of Partners' Capital (Net Asset Value)			0.01%
Legacy 1 Class | Open long contracts | Futures Contracts | Foreign Futures Positions | Energy
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts		$ 68
Percent of Partners' Capital (Net Asset Value)		0.01%	0.00%
Legacy 1 Class | Open long contracts | Futures Contracts | Foreign Futures Positions | Interest rates
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts		$ 2,393	$ (7,417)
Percent of Partners' Capital (Net Asset Value)		0.19%	(0.39%)
Legacy 1 Class | Open long contracts | Futures Contracts | Foreign Futures Positions | Metals
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts		$ (596)	$ (994)
Percent of Partners' Capital (Net Asset Value)		(0.05%)	(0.05%)
Legacy 1 Class | Open long contracts | Futures Contracts | Foreign Futures Positions | Soft commodities
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts		$ 50	$ 1
Percent of Partners' Capital (Net Asset Value)			0.00%
Legacy 1 Class | Open long contracts | Futures Contracts | Foreign Futures Positions | Stock indices
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts		$ 6,611	$ (97)
Percent of Partners' Capital (Net Asset Value)		0.51%	(0.01%)
Legacy 1 Class | Open long contracts | Forward Contracts | Currencies
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts		$ (76)	$ 68
Percent of Partners' Capital (Net Asset Value)		(0.01%)	0.00%
Legacy 1 Class | Open long contracts | Swap Contracts
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts		$ (5,723)
Percent of Partners' Capital (Net Asset Value)		(0.44%)
Legacy 1 Class | Open long contracts | Swap Contracts | Deutsche Bank Total Return Swap Terminating March 29, 2019
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts		$ (8,874)
Percent of Partners' Capital (Net Asset Value)		(0.68%)
Legacy 1 Class | Open long contracts | Swap Contracts | Deutsche Bank Total Return Swap Terminating July 1, 2020
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts		$ 3,151	$ 10,469
Percent of Partners' Capital (Net Asset Value)		0.24%	0.55%
Legacy 1 Class | Open short contracts | Futures, Forward, and Swap Contracts
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts		$ 7,776	$ 19,103
Percent of Partners' Capital (Net Asset Value)		0.60%	1.00%
Legacy 1 Class | Open short contracts | Futures Contracts
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts		$ 7,694	$ 21,328
Percent of Partners' Capital (Net Asset Value)		0.59%	1.12%
Legacy 1 Class | Open short contracts | Futures Contracts | U.S. Futures Positions
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts		$ 5,630	$ 12,089
Legacy 1 Class | Open short contracts | Futures Contracts | U.S. Futures Positions | Agriculturals
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts		$ 338	$ 5,919
Percent of Partners' Capital (Net Asset Value)		0.02%	0.31%
Legacy 1 Class | Open short contracts | Futures Contracts | U.S. Futures Positions | Currencies
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts		$ 2,349	$ 8,964
Percent of Partners' Capital (Net Asset Value)		0.18%	0.46%
Legacy 1 Class | Open short contracts | Futures Contracts | U.S. Futures Positions | Energy
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts		$ (42)	$ (2,040)
Percent of Partners' Capital (Net Asset Value)			(0.11%)
Legacy 1 Class | Open short contracts | Futures Contracts | U.S. Futures Positions | Interest rates
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts		$ (350)	$ 705
Percent of Partners' Capital (Net Asset Value)		(0.02%)	0.04%
Legacy 1 Class | Open short contracts | Futures Contracts | U.S. Futures Positions | Meats
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts		$ (2)	$ (1,316)
Percent of Partners' Capital (Net Asset Value)			(0.07%)
Legacy 1 Class | Open short contracts | Futures Contracts | U.S. Futures Positions | Metals
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts		$ 1,120	$ 1,402
Percent of Partners' Capital (Net Asset Value)		0.08%	0.07%
Legacy 1 Class | Open short contracts | Futures Contracts | U.S. Futures Positions | Soft commodities
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts		$ 2,000	$ (1,160)
Percent of Partners' Capital (Net Asset Value)		0.15%	(0.06%)
Legacy 1 Class | Open short contracts | Futures Contracts | U.S. Futures Positions | Stock indices and single stock futures
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts		$ 217	$ (385)
Percent of Partners' Capital (Net Asset Value)		0.01%	(0.02%)
Legacy 1 Class | Open short contracts | Futures Contracts | Foreign Futures Positions
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts		$ 2,064	$ 9,239
Legacy 1 Class | Open short contracts | Futures Contracts | Foreign Futures Positions | Agriculturals
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts		11	$ 115
Percent of Partners' Capital (Net Asset Value)			0.01%
Legacy 1 Class | Open short contracts | Futures Contracts | Foreign Futures Positions | Energy
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts			$ 9,338
Percent of Partners' Capital (Net Asset Value)			0.49%
Legacy 1 Class | Open short contracts | Futures Contracts | Foreign Futures Positions | Interest rates
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts		$ (248)	$ (974)
Percent of Partners' Capital (Net Asset Value)		(0.02%)	(0.05%)
Legacy 1 Class | Open short contracts | Futures Contracts | Foreign Futures Positions | Metals
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts		$ 2,563	$ 2,487
Percent of Partners' Capital (Net Asset Value)		0.20%	0.13%
Legacy 1 Class | Open short contracts | Futures Contracts | Foreign Futures Positions | Soft commodities
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts		$ 135	$ 46
Percent of Partners' Capital (Net Asset Value)		0.01%	0.00%
Legacy 1 Class | Open short contracts | Futures Contracts | Foreign Futures Positions | Stock indices
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts		$ (397)	$ (1,773)
Percent of Partners' Capital (Net Asset Value)		(0.03%)	(0.09%)
Legacy 1 Class | Open short contracts | Forward Contracts | Currencies
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts		$ 82	$ (2,225)
Percent of Partners' Capital (Net Asset Value)		0.01%	(0.12%)
Legacy 1 Class | Open short contracts | Swap Contracts | Deutsche Bank Total Return Swap Terminating July 1, 2020
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Percent of Partners' Capital (Net Asset Value)			0.00%
Legacy 1 Class | Open contracts | Futures, Forward, and Swap Contracts
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts		$ 12,042	$ 15,729
Percent of Partners' Capital (Net Asset Value)		0.93%	0.82%
Legacy 1 Class | Open contracts | Futures Contracts
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts		$ 17,759	$ 7,417
Percent of Partners' Capital (Net Asset Value)		1.37%	0.39%
Legacy 1 Class | Open contracts | Futures Contracts | U.S. Futures Positions
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts		$ 7,161	$ 6,421
Legacy 1 Class | Open contracts | Futures Contracts | U.S. Futures Positions | Agriculturals
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts		$ (1,116)	$ 4,252
Percent of Partners' Capital (Net Asset Value)		(0.09%)	0.22%
Legacy 1 Class | Open contracts | Futures Contracts | U.S. Futures Positions | Currencies
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts		$ 3,254	$ 9,840
Percent of Partners' Capital (Net Asset Value)		0.25%	0.51%
Legacy 1 Class | Open contracts | Futures Contracts | U.S. Futures Positions | Energy
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts		$ 4,168	$ (1,933)
Percent of Partners' Capital (Net Asset Value)		0.32%	(0.10%)
Legacy 1 Class | Open contracts | Futures Contracts | U.S. Futures Positions | Interest rates
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts		$ (185)	$ (2,951)
Percent of Partners' Capital (Net Asset Value)		(0.01%)	(0.15%)
Legacy 1 Class | Open contracts | Futures Contracts | U.S. Futures Positions | Meats
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts		$ 541	$ (1,324)
Percent of Partners' Capital (Net Asset Value)		0.04%	(0.07%)
Legacy 1 Class | Open contracts | Futures Contracts | U.S. Futures Positions | Metals
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts		$ 543	$ 1,139
Percent of Partners' Capital (Net Asset Value)		0.04%	0.06%
Legacy 1 Class | Open contracts | Futures Contracts | U.S. Futures Positions | Soft commodities
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts		$ 1,825	$ (1,592)
Percent of Partners' Capital (Net Asset Value)		0.14%	(0.08%)
Legacy 1 Class | Open contracts | Futures Contracts | U.S. Futures Positions | Stock indices and single stock futures
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts		$ (1,869)	$ (1,010)
Percent of Partners' Capital (Net Asset Value)		(0.15%)	(0.05%)
Legacy 1 Class | Open contracts | Futures Contracts | Foreign Futures Positions
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts		$ 10,598	$ 996
Legacy 1 Class | Open contracts | Futures Contracts | Foreign Futures Positions | Agriculturals
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts		19	$ 379
Percent of Partners' Capital (Net Asset Value)			0.02%
Legacy 1 Class | Open contracts | Futures Contracts | Foreign Futures Positions | Energy
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts		$ 68	$ 9,338
Percent of Partners' Capital (Net Asset Value)		0.01%	0.49%
Legacy 1 Class | Open contracts | Futures Contracts | Foreign Futures Positions | Interest rates
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts		$ 2,145	$ (8,391)
Percent of Partners' Capital (Net Asset Value)		0.17%	(0.44%)
Legacy 1 Class | Open contracts | Futures Contracts | Foreign Futures Positions | Metals
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts		$ 1,967	$ 1,493
Percent of Partners' Capital (Net Asset Value)		0.15%	0.08%
Legacy 1 Class | Open contracts | Futures Contracts | Foreign Futures Positions | Soft commodities
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts		$ 185	$ 47
Percent of Partners' Capital (Net Asset Value)		0.01%	0.00%
Legacy 1 Class | Open contracts | Futures Contracts | Foreign Futures Positions | Stock indices
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts		$ 6,214	$ (1,870)
Percent of Partners' Capital (Net Asset Value)		0.48%	(0.10%)
Legacy 1 Class | Open contracts | Forward Contracts | Currencies
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts		$ 6	$ (2,157)
Percent of Partners' Capital (Net Asset Value)			(0.12%)
Legacy 1 Class | Open contracts | Swap Contracts
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts		$ (5,723)
Percent of Partners' Capital (Net Asset Value)		(0.44%)
Legacy 1 Class | Open contracts | Swap Contracts | Deutsche Bank Total Return Swap Terminating March 29, 2019
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts		$ (8,874)
Percent of Partners' Capital (Net Asset Value)		(0.68%)
Legacy 1 Class | Open contracts | Swap Contracts | Deutsche Bank Total Return Swap Terminating July 1, 2020
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts		$ 3,151	$ 10,469
Percent of Partners' Capital (Net Asset Value)		0.24%	0.55%
Legacy 2 Class | Open long contracts | Futures, Forward, and Swap Contracts
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts		$ 1,553	$ (1,127)
Percent of Partners' Capital (Net Asset Value)		0.33%	(0.18%)
Legacy 2 Class | Open long contracts | Futures Contracts
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts		$ 3,665	$ (4,649)
Percent of Partners' Capital (Net Asset Value)		0.78%	(0.73%)
Legacy 2 Class | Open long contracts | Futures Contracts | U.S. Futures Positions
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts		$ 558	$ (1,895)
Legacy 2 Class | Open long contracts | Futures Contracts | U.S. Futures Positions | Agriculturals
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts		$ (529)	$ (558)
Percent of Partners' Capital (Net Asset Value)		(0.11%)	(0.09%)
Legacy 2 Class | Open long contracts | Futures Contracts | U.S. Futures Positions | Currencies
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts		$ 329	$ 293
Percent of Partners' Capital (Net Asset Value)		0.07%	0.05%
Legacy 2 Class | Open long contracts | Futures Contracts | U.S. Futures Positions | Energy
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts		$ 1,533	$ 36
Percent of Partners' Capital (Net Asset Value)		0.32%	0.01%
Legacy 2 Class | Open long contracts | Futures Contracts | U.S. Futures Positions | Interest rates
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts		$ 60	$ (1,222)
Percent of Partners' Capital (Net Asset Value)		0.01%	(0.19%)
Legacy 2 Class | Open long contracts | Futures Contracts | U.S. Futures Positions | Meats
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts		$ 198	$ (3)
Percent of Partners' Capital (Net Asset Value)		0.04%	0.00%
Legacy 2 Class | Open long contracts | Futures Contracts | U.S. Futures Positions | Metals
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts		$ (210)	$ (88)
Percent of Partners' Capital (Net Asset Value)		(0.04%)	(0.01%)
Legacy 2 Class | Open long contracts | Futures Contracts | U.S. Futures Positions | Soft commodities
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts		$ (64)	$ (144)
Percent of Partners' Capital (Net Asset Value)		(0.01%)	(0.02%)
Legacy 2 Class | Open long contracts | Futures Contracts | U.S. Futures Positions | Stock indices and single stock futures
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts		$ (759)	$ (209)
Percent of Partners' Capital (Net Asset Value)		(0.16%)	(0.03%)
Legacy 2 Class | Open long contracts | Futures Contracts | Foreign Futures Positions
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts		$ 3,107	$ (2,754)
Legacy 2 Class | Open long contracts | Futures Contracts | Foreign Futures Positions | Agriculturals
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts		3	$ 88
Percent of Partners' Capital (Net Asset Value)			0.01%
Legacy 2 Class | Open long contracts | Futures Contracts | Foreign Futures Positions | Energy
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts		$ 25
Percent of Partners' Capital (Net Asset Value)		0.01%	0.00%
Legacy 2 Class | Open long contracts | Futures Contracts | Foreign Futures Positions | Interest rates
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts		$ 871	$ (2,478)
Percent of Partners' Capital (Net Asset Value)		0.19%	(0.39%)
Legacy 2 Class | Open long contracts | Futures Contracts | Foreign Futures Positions | Metals
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts		$ (217)	$ (332)
Percent of Partners' Capital (Net Asset Value)		(0.05%)	(0.05%)
Legacy 2 Class | Open long contracts | Futures Contracts | Foreign Futures Positions | Soft commodities
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts		$ 18
Percent of Partners' Capital (Net Asset Value)			0.00%
Legacy 2 Class | Open long contracts | Futures Contracts | Foreign Futures Positions | Stock indices
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts		$ 2,407	$ (32)
Percent of Partners' Capital (Net Asset Value)		0.51%	(0.01%)
Legacy 2 Class | Open long contracts | Forward Contracts | Currencies
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts		$ (28)	$ 23
Percent of Partners' Capital (Net Asset Value)		(0.01%)	0.00%
Legacy 2 Class | Open long contracts | Swap Contracts
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts		$ (2,084)
Percent of Partners' Capital (Net Asset Value)		(0.44%)
Legacy 2 Class | Open long contracts | Swap Contracts | Deutsche Bank Total Return Swap Terminating March 29, 2019
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts		$ (3,231)
Percent of Partners' Capital (Net Asset Value)		(0.68%)
Legacy 2 Class | Open long contracts | Swap Contracts | Deutsche Bank Total Return Swap Terminating July 1, 2020
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts		$ 1,147	$ 3,499
Percent of Partners' Capital (Net Asset Value)		0.24%	0.55%
Legacy 2 Class | Open short contracts | Futures, Forward, and Swap Contracts
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts		$ 2,831	$ 6,384
Percent of Partners' Capital (Net Asset Value)		0.60%	1.00%
Legacy 2 Class | Open short contracts | Futures Contracts
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts		$ 2,801	$ 7,128
Percent of Partners' Capital (Net Asset Value)		0.59%	1.12%
Legacy 2 Class | Open short contracts | Futures Contracts | U.S. Futures Positions
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts		$ 2,050	$ 4,039
Legacy 2 Class | Open short contracts | Futures Contracts | U.S. Futures Positions | Agriculturals
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts		$ 123	$ 1,978
Percent of Partners' Capital (Net Asset Value)		0.02%	0.31%
Legacy 2 Class | Open short contracts | Futures Contracts | U.S. Futures Positions | Currencies
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts		$ 855	$ 2,996
Percent of Partners' Capital (Net Asset Value)		0.18%	0.46%
Legacy 2 Class | Open short contracts | Futures Contracts | U.S. Futures Positions | Energy
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts		$ (15)	$ (682)
Percent of Partners' Capital (Net Asset Value)			(0.11%)
Legacy 2 Class | Open short contracts | Futures Contracts | U.S. Futures Positions | Interest rates
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts		$ (128)	$ 235
Percent of Partners' Capital (Net Asset Value)		(0.02%)	0.04%
Legacy 2 Class | Open short contracts | Futures Contracts | U.S. Futures Positions | Meats
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts		$ (1)	$ (440)
Percent of Partners' Capital (Net Asset Value)			(0.07%)
Legacy 2 Class | Open short contracts | Futures Contracts | U.S. Futures Positions | Metals
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts		$ 408	$ 469
Percent of Partners' Capital (Net Asset Value)		0.08%	0.07%
Legacy 2 Class | Open short contracts | Futures Contracts | U.S. Futures Positions | Soft commodities
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts		$ 729	$ (388)
Percent of Partners' Capital (Net Asset Value)		0.15%	(0.06%)
Legacy 2 Class | Open short contracts | Futures Contracts | U.S. Futures Positions | Stock indices and single stock futures
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts		$ 79	$ (129)
Percent of Partners' Capital (Net Asset Value)		0.01%	(0.02%)
Legacy 2 Class | Open short contracts | Futures Contracts | Foreign Futures Positions
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts		$ 751	$ 3,089
Legacy 2 Class | Open short contracts | Futures Contracts | Foreign Futures Positions | Agriculturals
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts		4	$ 38
Percent of Partners' Capital (Net Asset Value)			0.01%
Legacy 2 Class | Open short contracts | Futures Contracts | Foreign Futures Positions | Energy
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts			$ 3,121
Percent of Partners' Capital (Net Asset Value)			0.49%
Legacy 2 Class | Open short contracts | Futures Contracts | Foreign Futures Positions | Interest rates
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts		$ (90)	$ (325)
Percent of Partners' Capital (Net Asset Value)		(0.02%)	(0.05%)
Legacy 2 Class | Open short contracts | Futures Contracts | Foreign Futures Positions | Metals
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts		$ 933	$ 832
Percent of Partners' Capital (Net Asset Value)		0.20%	0.13%
Legacy 2 Class | Open short contracts | Futures Contracts | Foreign Futures Positions | Soft commodities
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts		$ 49	$ 15
Percent of Partners' Capital (Net Asset Value)		0.01%	0.00%
Legacy 2 Class | Open short contracts | Futures Contracts | Foreign Futures Positions | Stock indices
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts		$ (145)	$ (592)
Percent of Partners' Capital (Net Asset Value)		(0.03%)	(0.09%)
Legacy 2 Class | Open short contracts | Forward Contracts | Currencies
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts		$ 30	$ (744)
Percent of Partners' Capital (Net Asset Value)		0.01%	(0.12%)
Legacy 2 Class | Open short contracts | Swap Contracts | Deutsche Bank Total Return Swap Terminating July 1, 2020
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Percent of Partners' Capital (Net Asset Value)			0.00%
Legacy 2 Class | Open contracts | Futures, Forward, and Swap Contracts
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts		$ 4,384	$ 5,257
Percent of Partners' Capital (Net Asset Value)		0.93%	0.82%
Legacy 2 Class | Open contracts | Futures Contracts
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts		$ 6,466	$ 2,479
Percent of Partners' Capital (Net Asset Value)		1.37%	0.39%
Legacy 2 Class | Open contracts | Futures Contracts | U.S. Futures Positions
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts		$ 2,608	$ 2,144
Legacy 2 Class | Open contracts | Futures Contracts | U.S. Futures Positions | Agriculturals
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts		$ (406)	$ 1,420
Percent of Partners' Capital (Net Asset Value)		(0.09%)	0.22%
Legacy 2 Class | Open contracts | Futures Contracts | U.S. Futures Positions | Currencies
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts		$ 1,184	$ 3,289
Percent of Partners' Capital (Net Asset Value)		0.25%	0.51%
Legacy 2 Class | Open contracts | Futures Contracts | U.S. Futures Positions | Energy
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts		$ 1,518	$ (646)
Percent of Partners' Capital (Net Asset Value)		0.32%	(0.10%)
Legacy 2 Class | Open contracts | Futures Contracts | U.S. Futures Positions | Interest rates
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts		$ (68)	$ (987)
Percent of Partners' Capital (Net Asset Value)		(0.01%)	(0.15%)
Legacy 2 Class | Open contracts | Futures Contracts | U.S. Futures Positions | Meats
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts		$ 197	$ (443)
Percent of Partners' Capital (Net Asset Value)		0.04%	(0.07%)
Legacy 2 Class | Open contracts | Futures Contracts | U.S. Futures Positions | Metals
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts		$ 198	$ 381
Percent of Partners' Capital (Net Asset Value)		0.04%	0.06%
Legacy 2 Class | Open contracts | Futures Contracts | U.S. Futures Positions | Soft commodities
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts		$ 665	$ (532)
Percent of Partners' Capital (Net Asset Value)		0.14%	(0.08%)
Legacy 2 Class | Open contracts | Futures Contracts | U.S. Futures Positions | Stock indices and single stock futures
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts		$ (680)	$ (338)
Percent of Partners' Capital (Net Asset Value)		(0.15%)	(0.05%)
Legacy 2 Class | Open contracts | Futures Contracts | Foreign Futures Positions
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts		$ 3,858	$ 335
Legacy 2 Class | Open contracts | Futures Contracts | Foreign Futures Positions | Agriculturals
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts		7	$ 126
Percent of Partners' Capital (Net Asset Value)			0.02%
Legacy 2 Class | Open contracts | Futures Contracts | Foreign Futures Positions | Energy
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts		$ 25	$ 3,121
Percent of Partners' Capital (Net Asset Value)		0.01%	0.49%
Legacy 2 Class | Open contracts | Futures Contracts | Foreign Futures Positions | Interest rates
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts		$ 781	$ (2,803)
Percent of Partners' Capital (Net Asset Value)		0.17%	(0.44%)
Legacy 2 Class | Open contracts | Futures Contracts | Foreign Futures Positions | Metals
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts		$ 716	$ 500
Percent of Partners' Capital (Net Asset Value)		0.15%	0.08%
Legacy 2 Class | Open contracts | Futures Contracts | Foreign Futures Positions | Soft commodities
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts		$ 67	$ 15
Percent of Partners' Capital (Net Asset Value)		0.01%	0.00%
Legacy 2 Class | Open contracts | Futures Contracts | Foreign Futures Positions | Stock indices
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts		$ 2,262	$ (624)
Percent of Partners' Capital (Net Asset Value)		0.48%	(0.10%)
Legacy 2 Class | Open contracts | Forward Contracts | Currencies
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts		$ 2	$ (721)
Percent of Partners' Capital (Net Asset Value)			(0.12%)
Legacy 2 Class | Open contracts | Swap Contracts
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts		$ (2,084)
Percent of Partners' Capital (Net Asset Value)		(0.44%)
Legacy 2 Class | Open contracts | Swap Contracts | Deutsche Bank Total Return Swap Terminating March 29, 2019
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts		$ (3,231)
Percent of Partners' Capital (Net Asset Value)		(0.68%)
Legacy 2 Class | Open contracts | Swap Contracts | Deutsche Bank Total Return Swap Terminating July 1, 2020
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts		$ 1,147	$ 3,499
Percent of Partners' Capital (Net Asset Value)		0.24%	0.55%
Global 1 Class | Open long contracts | Futures, Forward, and Swap Contracts
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts		$ 112,187	$ (34,382)
Percent of Partners' Capital (Net Asset Value)		0.33%	(0.18%)
Global 1 Class | Open long contracts | Futures Contracts
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts		$ 264,617	$ (141,783)
Percent of Partners' Capital (Net Asset Value)		0.78%	(0.73%)
Global 1 Class | Open long contracts | Futures Contracts | U.S. Futures Positions
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts		$ 40,260	$ (57,773)
Global 1 Class | Open long contracts | Futures Contracts | U.S. Futures Positions | Agriculturals
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts		$ (38,212)	$ (16,992)
Percent of Partners' Capital (Net Asset Value)		(0.11%)	(0.09%)
Global 1 Class | Open long contracts | Futures Contracts | U.S. Futures Positions | Currencies
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts		$ 23,782	$ 8,931
Percent of Partners' Capital (Net Asset Value)		0.07%	0.05%
Global 1 Class | Open long contracts | Futures Contracts | U.S. Futures Positions | Energy
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts		$ 110,678	$ 1,092
Percent of Partners' Capital (Net Asset Value)		0.32%	0.01%
Global 1 Class | Open long contracts | Futures Contracts | U.S. Futures Positions | Interest rates
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts		$ 4,342	$ (37,265)
Percent of Partners' Capital (Net Asset Value)		0.01%	(0.19%)
Global 1 Class | Open long contracts | Futures Contracts | U.S. Futures Positions | Meats
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts		$ 14,273	$ (79)
Percent of Partners' Capital (Net Asset Value)		0.04%	0.00%
Global 1 Class | Open long contracts | Futures Contracts | U.S. Futures Positions | Metals
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts		$ (15,163)	$ (2,686)
Percent of Partners' Capital (Net Asset Value)		(0.04%)	(0.01%)
Global 1 Class | Open long contracts | Futures Contracts | U.S. Futures Positions | Soft commodities
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts		$ (4,604)	$ (4,401)
Percent of Partners' Capital (Net Asset Value)		(0.01%)	(0.02%)
Global 1 Class | Open long contracts | Futures Contracts | U.S. Futures Positions | Stock indices and single stock futures
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts		$ (54,836)	$ (6,373)
Percent of Partners' Capital (Net Asset Value)		(0.16%)	(0.03%)
Global 1 Class | Open long contracts | Futures Contracts | Foreign Futures Positions
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts		$ 224,357	$ (84,010)
Global 1 Class | Open long contracts | Futures Contracts | Foreign Futures Positions | Agriculturals
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts		223	$ 2,688
Percent of Partners' Capital (Net Asset Value)			0.01%
Global 1 Class | Open long contracts | Futures Contracts | Foreign Futures Positions | Energy
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts		$ 1,796
Percent of Partners' Capital (Net Asset Value)		0.01%	0.00%
Global 1 Class | Open long contracts | Futures Contracts | Foreign Futures Positions | Interest rates
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts		$ 62,904	$ (75,595)
Percent of Partners' Capital (Net Asset Value)		0.19%	(0.39%)
Global 1 Class | Open long contracts | Futures Contracts | Foreign Futures Positions | Metals
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts		$ (15,663)	$ (10,134)
Percent of Partners' Capital (Net Asset Value)		(0.05%)	(0.05%)
Global 1 Class | Open long contracts | Futures Contracts | Foreign Futures Positions | Soft commodities
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts		$ 1,323	$ 15
Percent of Partners' Capital (Net Asset Value)			0.00%
Global 1 Class | Open long contracts | Futures Contracts | Foreign Futures Positions | Stock indices
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts		$ 173,774	$ (984)
Percent of Partners' Capital (Net Asset Value)		0.51%	(0.01%)
Global 1 Class | Open long contracts | Forward Contracts | Currencies
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts		$ (2,000)	$ 699
Percent of Partners' Capital (Net Asset Value)		(0.01%)	0.00%
Global 1 Class | Open long contracts | Swap Contracts
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts		$ (150,430)
Percent of Partners' Capital (Net Asset Value)		(0.44%)
Global 1 Class | Open long contracts | Swap Contracts | Deutsche Bank Total Return Swap Terminating March 29, 2019
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts		$ (233,265)
Percent of Partners' Capital (Net Asset Value)		(0.68%)
Global 1 Class | Open long contracts | Swap Contracts | Deutsche Bank Total Return Swap Terminating July 1, 2020
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts		$ 82,835	$ 106,702
Percent of Partners' Capital (Net Asset Value)		0.24%	0.55%
Global 1 Class | Open short contracts | Futures, Forward, and Swap Contracts
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts		$ 204,343	$ 194,699
Percent of Partners' Capital (Net Asset Value)		0.60%	1.00%
Global 1 Class | Open short contracts | Futures Contracts
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts		$ 202,198	$ 217,381
Percent of Partners' Capital (Net Asset Value)		0.59%	1.12%
Global 1 Class | Open short contracts | Futures Contracts | U.S. Futures Positions
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts		$ 147,945	$ 123,203
Global 1 Class | Open short contracts | Futures Contracts | U.S. Futures Positions | Agriculturals
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts		$ 8,884	$ 60,328
Percent of Partners' Capital (Net Asset Value)		0.02%	0.31%
Global 1 Class | Open short contracts | Futures Contracts | U.S. Futures Positions | Currencies
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts		$ 61,760	$ 91,361
Percent of Partners' Capital (Net Asset Value)		0.18%	0.46%
Global 1 Class | Open short contracts | Futures Contracts | U.S. Futures Positions | Energy
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts		$ (1,114)	$ (20,795)
Percent of Partners' Capital (Net Asset Value)			(0.11%)
Global 1 Class | Open short contracts | Futures Contracts | U.S. Futures Positions | Interest rates
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts		$ (9,239)	$ 7,182
Percent of Partners' Capital (Net Asset Value)		(0.02%)	0.04%
Global 1 Class | Open short contracts | Futures Contracts | U.S. Futures Positions | Meats
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts		$ (77)	$ (13,408)
Percent of Partners' Capital (Net Asset Value)			(0.07%)
Global 1 Class | Open short contracts | Futures Contracts | U.S. Futures Positions | Metals
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts		$ 29,440	$ 14,290
Percent of Partners' Capital (Net Asset Value)		0.08%	0.07%
Global 1 Class | Open short contracts | Futures Contracts | U.S. Futures Positions | Soft commodities
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts		$ 52,584	$ (11,828)
Percent of Partners' Capital (Net Asset Value)		0.15%	(0.06%)
Global 1 Class | Open short contracts | Futures Contracts | U.S. Futures Positions | Stock indices and single stock futures
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts		$ 5,707	$ (3,927)
Percent of Partners' Capital (Net Asset Value)		0.01%	(0.02%)
Global 1 Class | Open short contracts | Futures Contracts | Foreign Futures Positions
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts		$ 54,253	$ 94,178
Global 1 Class | Open short contracts | Futures Contracts | Foreign Futures Positions | Agriculturals
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts		295	$ 1,169
Percent of Partners' Capital (Net Asset Value)			0.01%
Global 1 Class | Open short contracts | Futures Contracts | Foreign Futures Positions | Energy
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts			$ 95,175
Percent of Partners' Capital (Net Asset Value)			0.49%
Global 1 Class | Open short contracts | Futures Contracts | Foreign Futures Positions | Interest rates
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts		$ (6,509)	$ (9,926)
Percent of Partners' Capital (Net Asset Value)		(0.02%)	(0.05%)
Global 1 Class | Open short contracts | Futures Contracts | Foreign Futures Positions | Metals
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts		$ 67,363	$ 25,361
Percent of Partners' Capital (Net Asset Value)		0.20%	0.13%
Global 1 Class | Open short contracts | Futures Contracts | Foreign Futures Positions | Soft commodities
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts		$ 3,537	$ 466
Percent of Partners' Capital (Net Asset Value)		0.01%	0.00%
Global 1 Class | Open short contracts | Futures Contracts | Foreign Futures Positions | Stock indices
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts		$ (10,433)	$ (18,067)
Percent of Partners' Capital (Net Asset Value)		(0.03%)	(0.09%)
Global 1 Class | Open short contracts | Forward Contracts | Currencies
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts		$ 2,145	$ (22,682)
Percent of Partners' Capital (Net Asset Value)		0.01%	(0.12%)
Global 1 Class | Open short contracts | Swap Contracts | Deutsche Bank Total Return Swap Terminating July 1, 2020
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Percent of Partners' Capital (Net Asset Value)			0.00%
Global 1 Class | Open contracts | Futures, Forward, and Swap Contracts
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts		$ 316,530	$ 160,317
Percent of Partners' Capital (Net Asset Value)		0.93%	0.82%
Global 1 Class | Open contracts | Futures Contracts
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts		$ 466,815	$ 75,598
Percent of Partners' Capital (Net Asset Value)		1.37%	0.39%
Global 1 Class | Open contracts | Futures Contracts | U.S. Futures Positions
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts		$ 188,205	$ 65,430
Global 1 Class | Open contracts | Futures Contracts | U.S. Futures Positions | Agriculturals
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts		$ (29,328)	$ 43,336
Percent of Partners' Capital (Net Asset Value)		(0.09%)	0.22%
Global 1 Class | Open contracts | Futures Contracts | U.S. Futures Positions | Currencies
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts		$ 85,542	$ 100,292
Percent of Partners' Capital (Net Asset Value)		0.25%	0.51%
Global 1 Class | Open contracts | Futures Contracts | U.S. Futures Positions | Energy
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts		$ 109,564	$ (19,703)
Percent of Partners' Capital (Net Asset Value)		0.32%	(0.10%)
Global 1 Class | Open contracts | Futures Contracts | U.S. Futures Positions | Interest rates
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts		$ (4,897)	$ (30,083)
Percent of Partners' Capital (Net Asset Value)		(0.01%)	(0.15%)
Global 1 Class | Open contracts | Futures Contracts | U.S. Futures Positions | Meats
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts		$ 14,196	$ (13,487)
Percent of Partners' Capital (Net Asset Value)		0.04%	(0.07%)
Global 1 Class | Open contracts | Futures Contracts | U.S. Futures Positions | Metals
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts		$ 14,277	$ 11,604
Percent of Partners' Capital (Net Asset Value)		0.04%	0.06%
Global 1 Class | Open contracts | Futures Contracts | U.S. Futures Positions | Soft commodities
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts		$ 47,980	$ (16,229)
Percent of Partners' Capital (Net Asset Value)		0.14%	(0.08%)
Global 1 Class | Open contracts | Futures Contracts | U.S. Futures Positions | Stock indices and single stock futures
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts		$ (49,129)	$ (10,300)
Percent of Partners' Capital (Net Asset Value)		(0.15%)	(0.05%)
Global 1 Class | Open contracts | Futures Contracts | Foreign Futures Positions
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts		$ 278,610	$ 10,168
Global 1 Class | Open contracts | Futures Contracts | Foreign Futures Positions | Agriculturals
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts		518	$ 3,857
Percent of Partners' Capital (Net Asset Value)			0.02%
Global 1 Class | Open contracts | Futures Contracts | Foreign Futures Positions | Energy
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts		$ 1,796	$ 95,175
Percent of Partners' Capital (Net Asset Value)		0.01%	0.49%
Global 1 Class | Open contracts | Futures Contracts | Foreign Futures Positions | Interest rates
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts		$ 56,395	$ (85,521)
Percent of Partners' Capital (Net Asset Value)		0.17%	(0.44%)
Global 1 Class | Open contracts | Futures Contracts | Foreign Futures Positions | Metals
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts		$ 51,700	$ 15,227
Percent of Partners' Capital (Net Asset Value)		0.15%	0.08%
Global 1 Class | Open contracts | Futures Contracts | Foreign Futures Positions | Soft commodities
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts		$ 4,860	$ 481
Percent of Partners' Capital (Net Asset Value)		0.01%	0.00%
Global 1 Class | Open contracts | Futures Contracts | Foreign Futures Positions | Stock indices
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts		$ 163,341	$ (19,051)
Percent of Partners' Capital (Net Asset Value)		0.48%	(0.10%)
Global 1 Class | Open contracts | Forward Contracts | Currencies
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts		$ 145	$ (21,983)
Percent of Partners' Capital (Net Asset Value)			(0.12%)
Global 1 Class | Open contracts | Swap Contracts
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts		$ (150,430)
Percent of Partners' Capital (Net Asset Value)		(0.44%)
Global 1 Class | Open contracts | Swap Contracts | Deutsche Bank Total Return Swap Terminating March 29, 2019
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts		$ (233,265)
Percent of Partners' Capital (Net Asset Value)		(0.68%)
Global 1 Class | Open contracts | Swap Contracts | Deutsche Bank Total Return Swap Terminating July 1, 2020
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts		$ 82,835	$ 106,702
Percent of Partners' Capital (Net Asset Value)		0.24%	0.55%
Global 2 Class | Open long contracts | Futures, Forward, and Swap Contracts
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts		$ 6,810	$ (6,821)
Percent of Partners' Capital (Net Asset Value)		0.33%	(0.18%)
Global 2 Class | Open long contracts | Futures Contracts
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts		$ 16,061	$ (28,126)
Percent of Partners' Capital (Net Asset Value)		0.78%	(0.73%)
Global 2 Class | Open long contracts | Futures Contracts | U.S. Futures Positions
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts		$ 2,444	$ (11,461)
Global 2 Class | Open long contracts | Futures Contracts | U.S. Futures Positions | Agriculturals
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts		$ (2,319)	$ (3,371)
Percent of Partners' Capital (Net Asset Value)		(0.11%)	(0.09%)
Global 2 Class | Open long contracts | Futures Contracts | U.S. Futures Positions | Currencies
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts		$ 1,443	$ 1,772
Percent of Partners' Capital (Net Asset Value)		0.07%	0.05%
Global 2 Class | Open long contracts | Futures Contracts | U.S. Futures Positions | Energy
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts		$ 6,717	$ 217
Percent of Partners' Capital (Net Asset Value)		0.32%	0.01%
Global 2 Class | Open long contracts | Futures Contracts | U.S. Futures Positions | Interest rates
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts		$ 264	$ (7,393)
Percent of Partners' Capital (Net Asset Value)		0.01%	(0.19%)
Global 2 Class | Open long contracts | Futures Contracts | U.S. Futures Positions | Meats
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts		$ 866	$ (16)
Percent of Partners' Capital (Net Asset Value)		0.04%	0.00%
Global 2 Class | Open long contracts | Futures Contracts | U.S. Futures Positions | Metals
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts		$ (920)	$ (533)
Percent of Partners' Capital (Net Asset Value)		(0.04%)	(0.01%)
Global 2 Class | Open long contracts | Futures Contracts | U.S. Futures Positions | Soft commodities
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts		$ (279)	$ (873)
Percent of Partners' Capital (Net Asset Value)		(0.01%)	(0.02%)
Global 2 Class | Open long contracts | Futures Contracts | U.S. Futures Positions | Stock indices and single stock futures
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts		$ (3,328)	$ (1,264)
Percent of Partners' Capital (Net Asset Value)		(0.16%)	(0.03%)
Global 2 Class | Open long contracts | Futures Contracts | Foreign Futures Positions
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts		$ 13,617	$ (16,665)
Global 2 Class | Open long contracts | Futures Contracts | Foreign Futures Positions | Agriculturals
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts		14	$ 533
Percent of Partners' Capital (Net Asset Value)			0.01%
Global 2 Class | Open long contracts | Futures Contracts | Foreign Futures Positions | Energy
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts		$ 109
Percent of Partners' Capital (Net Asset Value)		0.01%	0.00%
Global 2 Class | Open long contracts | Futures Contracts | Foreign Futures Positions | Interest rates
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts		$ 3,818	$ (14,996)
Percent of Partners' Capital (Net Asset Value)		0.19%	(0.39%)
Global 2 Class | Open long contracts | Futures Contracts | Foreign Futures Positions | Metals
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts		$ (951)	$ (2,010)
Percent of Partners' Capital (Net Asset Value)		(0.05%)	(0.05%)
Global 2 Class | Open long contracts | Futures Contracts | Foreign Futures Positions | Soft commodities
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts		$ 80	$ 3
Percent of Partners' Capital (Net Asset Value)			0.00%
Global 2 Class | Open long contracts | Futures Contracts | Foreign Futures Positions | Stock indices
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts		$ 10,547	$ (195)
Percent of Partners' Capital (Net Asset Value)		0.51%	(0.01%)
Global 2 Class | Open long contracts | Forward Contracts | Currencies
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts		$ (121)	$ 138
Percent of Partners' Capital (Net Asset Value)		(0.01%)	0.00%
Global 2 Class | Open long contracts | Swap Contracts
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts		$ (9,130)
Percent of Partners' Capital (Net Asset Value)		(0.44%)
Global 2 Class | Open long contracts | Swap Contracts | Deutsche Bank Total Return Swap Terminating March 29, 2019
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts		$ (14,158)
Percent of Partners' Capital (Net Asset Value)		(0.68%)
Global 2 Class | Open long contracts | Swap Contracts | Deutsche Bank Total Return Swap Terminating July 1, 2020
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts		$ 5,028	$ 21,167
Percent of Partners' Capital (Net Asset Value)		0.24%	0.55%
Global 2 Class | Open short contracts | Futures, Forward, and Swap Contracts
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts		$ 12,402	$ 38,624
Percent of Partners' Capital (Net Asset Value)		0.60%	1.00%
Global 2 Class | Open short contracts | Futures Contracts
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts		$ 12,272	$ 43,123
Percent of Partners' Capital (Net Asset Value)		0.59%	1.12%
Global 2 Class | Open short contracts | Futures Contracts | U.S. Futures Positions
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts		$ 8,978	$ 24,442
Global 2 Class | Open short contracts | Futures Contracts | U.S. Futures Positions | Agriculturals
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts		$ 539	$ 11,968
Percent of Partners' Capital (Net Asset Value)		0.02%	0.31%
Global 2 Class | Open short contracts | Futures Contracts | U.S. Futures Positions | Currencies
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts		$ 3,748	$ 18,124
Percent of Partners' Capital (Net Asset Value)		0.18%	0.46%
Global 2 Class | Open short contracts | Futures Contracts | U.S. Futures Positions | Energy
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts		$ (68)	$ (4,125)
Percent of Partners' Capital (Net Asset Value)			(0.11%)
Global 2 Class | Open short contracts | Futures Contracts | U.S. Futures Positions | Interest rates
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts		$ (561)	$ 1,425
Percent of Partners' Capital (Net Asset Value)		(0.02%)	0.04%
Global 2 Class | Open short contracts | Futures Contracts | U.S. Futures Positions | Meats
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts		$ (5)	$ (2,660)
Percent of Partners' Capital (Net Asset Value)			(0.07%)
Global 2 Class | Open short contracts | Futures Contracts | U.S. Futures Positions | Metals
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts		$ 1,787	$ 2,835
Percent of Partners' Capital (Net Asset Value)		0.08%	0.07%
Global 2 Class | Open short contracts | Futures Contracts | U.S. Futures Positions | Soft commodities
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts		$ 3,192	$ (2,346)
Percent of Partners' Capital (Net Asset Value)		0.15%	(0.06%)
Global 2 Class | Open short contracts | Futures Contracts | U.S. Futures Positions | Stock indices and single stock futures
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts		$ 346	$ (779)
Percent of Partners' Capital (Net Asset Value)		0.01%	(0.02%)
Global 2 Class | Open short contracts | Futures Contracts | Foreign Futures Positions
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts		$ 3,294	$ 18,681
Global 2 Class | Open short contracts | Futures Contracts | Foreign Futures Positions | Agriculturals
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts		18	$ 232
Percent of Partners' Capital (Net Asset Value)			0.01%
Global 2 Class | Open short contracts | Futures Contracts | Foreign Futures Positions | Energy
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts			$ 18,880
Percent of Partners' Capital (Net Asset Value)			0.49%
Global 2 Class | Open short contracts | Futures Contracts | Foreign Futures Positions | Interest rates
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts		$ (395)	$ (1,970)
Percent of Partners' Capital (Net Asset Value)		(0.02%)	(0.05%)
Global 2 Class | Open short contracts | Futures Contracts | Foreign Futures Positions | Metals
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts		$ 4,089	$ 5,031
Percent of Partners' Capital (Net Asset Value)		0.20%	0.13%
Global 2 Class | Open short contracts | Futures Contracts | Foreign Futures Positions | Soft commodities
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts		$ 215	$ 92
Percent of Partners' Capital (Net Asset Value)		0.01%	0.00%
Global 2 Class | Open short contracts | Futures Contracts | Foreign Futures Positions | Stock indices
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts		$ (633)	$ (3,584)
Percent of Partners' Capital (Net Asset Value)		(0.03%)	(0.09%)
Global 2 Class | Open short contracts | Forward Contracts | Currencies
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts		$ 130	$ (4,499)
Percent of Partners' Capital (Net Asset Value)		0.01%	(0.12%)
Global 2 Class | Open short contracts | Swap Contracts | Deutsche Bank Total Return Swap Terminating July 1, 2020
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Percent of Partners' Capital (Net Asset Value)			0.00%
Global 2 Class | Open contracts | Futures, Forward, and Swap Contracts
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts		$ 19,212	$ 31,803
Percent of Partners' Capital (Net Asset Value)		0.93%	0.82%
Global 2 Class | Open contracts | Futures Contracts
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts		$ 28,333	$ 14,997
Percent of Partners' Capital (Net Asset Value)		1.37%	0.39%
Global 2 Class | Open contracts | Futures Contracts | U.S. Futures Positions
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts		$ 11,422	$ 12,981
Global 2 Class | Open contracts | Futures Contracts | U.S. Futures Positions | Agriculturals
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts		$ (1,780)	$ 8,597
Percent of Partners' Capital (Net Asset Value)		(0.09%)	0.22%
Global 2 Class | Open contracts | Futures Contracts | U.S. Futures Positions | Currencies
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts		$ 5,191	$ 19,896
Percent of Partners' Capital (Net Asset Value)		0.25%	0.51%
Global 2 Class | Open contracts | Futures Contracts | U.S. Futures Positions | Energy
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts		$ 6,649	$ (3,908)
Percent of Partners' Capital (Net Asset Value)		0.32%	(0.10%)
Global 2 Class | Open contracts | Futures Contracts | U.S. Futures Positions | Interest rates
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts		$ (297)	$ (5,968)
Percent of Partners' Capital (Net Asset Value)		(0.01%)	(0.15%)
Global 2 Class | Open contracts | Futures Contracts | U.S. Futures Positions | Meats
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts		$ 861	$ (2,676)
Percent of Partners' Capital (Net Asset Value)		0.04%	(0.07%)
Global 2 Class | Open contracts | Futures Contracts | U.S. Futures Positions | Metals
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts		$ 867	$ 2,302
Percent of Partners' Capital (Net Asset Value)		0.04%	0.06%
Global 2 Class | Open contracts | Futures Contracts | U.S. Futures Positions | Soft commodities
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts		$ 2,913	$ (3,219)
Percent of Partners' Capital (Net Asset Value)		0.14%	(0.08%)
Global 2 Class | Open contracts | Futures Contracts | U.S. Futures Positions | Stock indices and single stock futures
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts		$ (2,982)	$ (2,043)
Percent of Partners' Capital (Net Asset Value)		(0.15%)	(0.05%)
Global 2 Class | Open contracts | Futures Contracts | Foreign Futures Positions
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts		$ 16,911	$ 2,016
Global 2 Class | Open contracts | Futures Contracts | Foreign Futures Positions | Agriculturals
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts		32	$ 765
Percent of Partners' Capital (Net Asset Value)			0.02%
Global 2 Class | Open contracts | Futures Contracts | Foreign Futures Positions | Energy
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts		$ 109	$ 18,880
Percent of Partners' Capital (Net Asset Value)		0.01%	0.49%
Global 2 Class | Open contracts | Futures Contracts | Foreign Futures Positions | Interest rates
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts		$ 3,423	$ (16,966)
Percent of Partners' Capital (Net Asset Value)		0.17%	(0.44%)
Global 2 Class | Open contracts | Futures Contracts | Foreign Futures Positions | Metals
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts		$ 3,138	$ 3,021
Percent of Partners' Capital (Net Asset Value)		0.15%	0.08%
Global 2 Class | Open contracts | Futures Contracts | Foreign Futures Positions | Soft commodities
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts		$ 295	$ 95
Percent of Partners' Capital (Net Asset Value)		0.01%	0.00%
Global 2 Class | Open contracts | Futures Contracts | Foreign Futures Positions | Stock indices
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts		$ 9,914	$ (3,779)
Percent of Partners' Capital (Net Asset Value)		0.48%	(0.10%)
Global 2 Class | Open contracts | Forward Contracts | Currencies
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts		$ 9	$ (4,361)
Percent of Partners' Capital (Net Asset Value)			(0.12%)
Global 2 Class | Open contracts | Swap Contracts
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts		$ (9,130)
Percent of Partners' Capital (Net Asset Value)		(0.44%)
Global 2 Class | Open contracts | Swap Contracts | Deutsche Bank Total Return Swap Terminating March 29, 2019
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts		$ (14,158)
Percent of Partners' Capital (Net Asset Value)		(0.70%)
Global 2 Class | Open contracts | Swap Contracts | Deutsche Bank Total Return Swap Terminating July 1, 2020
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts		$ 5,028	$ 21,167
Percent of Partners' Capital (Net Asset Value)		0.24%	0.55%
Global 3 Class | Open long contracts | Futures, Forward, and Swap Contracts
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts		$ 62,941	$ (98,556)
Percent of Partners' Capital (Net Asset Value)		0.33%	(0.18%)
Global 3 Class | Open long contracts | Futures Contracts
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts		$ 148,455	$ (406,414)
Percent of Partners' Capital (Net Asset Value)		0.78%	(0.73%)
Global 3 Class | Open long contracts | Futures Contracts | U.S. Futures Positions
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts		$ 22,586	$ (165,604)
Global 3 Class | Open long contracts | Futures Contracts | U.S. Futures Positions | Agriculturals
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts		$ (21,438)	$ (48,708)
Percent of Partners' Capital (Net Asset Value)		(0.11%)	(0.09%)
Global 3 Class | Open long contracts | Futures Contracts | U.S. Futures Positions | Currencies
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts		$ 13,342	$ 25,600
Percent of Partners' Capital (Net Asset Value)		0.07%	0.05%
Global 3 Class | Open long contracts | Futures Contracts | U.S. Futures Positions | Energy
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts		$ 62,093	$ 3,131
Percent of Partners' Capital (Net Asset Value)		0.32%	0.01%
Global 3 Class | Open long contracts | Futures Contracts | U.S. Futures Positions | Interest rates
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts		$ 2,436	$ (106,820)
Percent of Partners' Capital (Net Asset Value)		0.01%	(0.19%)
Global 3 Class | Open long contracts | Futures Contracts | U.S. Futures Positions | Meats
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts		$ 8,007	$ (224)
Percent of Partners' Capital (Net Asset Value)		0.04%	0.00%
Global 3 Class | Open long contracts | Futures Contracts | U.S. Futures Positions | Metals
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts		$ (8,507)	$ (7,698)
Percent of Partners' Capital (Net Asset Value)		(0.04%)	(0.01%)
Global 3 Class | Open long contracts | Futures Contracts | U.S. Futures Positions | Soft commodities
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts		$ (2,583)	$ (12,616)
Percent of Partners' Capital (Net Asset Value)		(0.01%)	(0.02%)
Global 3 Class | Open long contracts | Futures Contracts | U.S. Futures Positions | Stock indices and single stock futures
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts		$ (30,764)	$ (18,269)
Percent of Partners' Capital (Net Asset Value)		(0.16%)	(0.03%)
Global 3 Class | Open long contracts | Futures Contracts | Foreign Futures Positions
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts		$ 125,869	$ (240,810)
Global 3 Class | Open long contracts | Futures Contracts | Foreign Futures Positions | Agriculturals
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts		125	$ 7,705
Percent of Partners' Capital (Net Asset Value)			0.01%
Global 3 Class | Open long contracts | Futures Contracts | Foreign Futures Positions | Energy
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts		$ 1,008
Percent of Partners' Capital (Net Asset Value)		0.01%	0.00%
Global 3 Class | Open long contracts | Futures Contracts | Foreign Futures Positions | Interest rates
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts		$ 35,290	$ (216,690)
Percent of Partners' Capital (Net Asset Value)		0.19%	(0.39%)
Global 3 Class | Open long contracts | Futures Contracts | Foreign Futures Positions | Metals
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts		$ (8,787)	$ (29,048)
Percent of Partners' Capital (Net Asset Value)		(0.05%)	(0.05%)
Global 3 Class | Open long contracts | Futures Contracts | Foreign Futures Positions | Soft commodities
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts		$ 743	$ 43
Percent of Partners' Capital (Net Asset Value)			0.00%
Global 3 Class | Open long contracts | Futures Contracts | Foreign Futures Positions | Stock indices
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts		$ 97,490	$ (2,820)
Percent of Partners' Capital (Net Asset Value)		0.51%	(0.01%)
Global 3 Class | Open long contracts | Forward Contracts | Currencies
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts		$ (1,122)	$ 2,001
Percent of Partners' Capital (Net Asset Value)		(0.01%)	0.00%
Global 3 Class | Open long contracts | Swap Contracts
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts		$ (84,392)
Percent of Partners' Capital (Net Asset Value)		(0.44%)
Global 3 Class | Open long contracts | Swap Contracts | Deutsche Bank Total Return Swap Terminating March 29, 2019
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts		$ (130,864)
Percent of Partners' Capital (Net Asset Value)		(0.68%)
Global 3 Class | Open long contracts | Swap Contracts | Deutsche Bank Total Return Swap Terminating July 1, 2020
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts		$ 46,472	$ 305,857
Percent of Partners' Capital (Net Asset Value)		0.24%	0.55%
Global 3 Class | Open short contracts | Futures, Forward, and Swap Contracts
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts		$ 114,638	$ 558,098
Percent of Partners' Capital (Net Asset Value)		0.60%	1.00%
Global 3 Class | Open short contracts | Futures Contracts
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts		$ 113,435	$ 623,114
Percent of Partners' Capital (Net Asset Value)		0.59%	1.12%
Global 3 Class | Open short contracts | Futures Contracts | U.S. Futures Positions
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts		$ 82,999	$ 353,159
Global 3 Class | Open short contracts | Futures Contracts | U.S. Futures Positions | Agriculturals
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts		$ 4,984	$ 172,929
Percent of Partners' Capital (Net Asset Value)		0.02%	0.31%
Global 3 Class | Open short contracts | Futures Contracts | U.S. Futures Positions | Currencies
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts		$ 34,648	$ 261,883
Percent of Partners' Capital (Net Asset Value)		0.18%	0.46%
Global 3 Class | Open short contracts | Futures Contracts | U.S. Futures Positions | Energy
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts		$ (626)	$ (59,607)
Percent of Partners' Capital (Net Asset Value)			(0.11%)
Global 3 Class | Open short contracts | Futures Contracts | U.S. Futures Positions | Interest rates
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts		$ (5,183)	$ 20,586
Percent of Partners' Capital (Net Asset Value)		(0.02%)	0.04%
Global 3 Class | Open short contracts | Futures Contracts | U.S. Futures Positions | Meats
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts		$ (43)	$ (38,434)
Percent of Partners' Capital (Net Asset Value)			(0.07%)
Global 3 Class | Open short contracts | Futures Contracts | U.S. Futures Positions | Metals
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts		$ 16,516	$ 40,963
Percent of Partners' Capital (Net Asset Value)		0.08%	0.07%
Global 3 Class | Open short contracts | Futures Contracts | U.S. Futures Positions | Soft commodities
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts		$ 29,500	$ (33,905)
Percent of Partners' Capital (Net Asset Value)		0.15%	(0.06%)
Global 3 Class | Open short contracts | Futures Contracts | U.S. Futures Positions | Stock indices and single stock futures
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts		$ 3,203	$ (11,256)
Percent of Partners' Capital (Net Asset Value)		0.01%	(0.02%)
Global 3 Class | Open short contracts | Futures Contracts | Foreign Futures Positions
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts		$ 30,436	$ 269,955
Global 3 Class | Open short contracts | Futures Contracts | Foreign Futures Positions | Agriculturals
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts		165	$ 3,351
Percent of Partners' Capital (Net Asset Value)			0.01%
Global 3 Class | Open short contracts | Futures Contracts | Foreign Futures Positions | Energy
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts			$ 272,814
Percent of Partners' Capital (Net Asset Value)			0.49%
Global 3 Class | Open short contracts | Futures Contracts | Foreign Futures Positions | Interest rates
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts		$ (3,652)	$ (28,454)
Percent of Partners' Capital (Net Asset Value)		(0.02%)	(0.05%)
Global 3 Class | Open short contracts | Futures Contracts | Foreign Futures Positions | Metals
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts		$ 37,792	$ 72,697
Percent of Partners' Capital (Net Asset Value)		0.20%	0.13%
Global 3 Class | Open short contracts | Futures Contracts | Foreign Futures Positions | Soft commodities
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts		$ 1,984	$ 1,336
Percent of Partners' Capital (Net Asset Value)		0.01%	0.00%
Global 3 Class | Open short contracts | Futures Contracts | Foreign Futures Positions | Stock indices
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts		$ (5,853)	$ (51,789)
Percent of Partners' Capital (Net Asset Value)		(0.03%)	(0.09%)
Global 3 Class | Open short contracts | Forward Contracts | Currencies
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts		$ 1,203	$ (65,016)
Percent of Partners' Capital (Net Asset Value)		0.01%	(0.12%)
Global 3 Class | Open short contracts | Swap Contracts | Deutsche Bank Total Return Swap Terminating July 1, 2020
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Percent of Partners' Capital (Net Asset Value)			0.00%
Global 3 Class | Open contracts | Futures, Forward, and Swap Contracts
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts		$ 177,579	$ 459,542
Percent of Partners' Capital (Net Asset Value)		0.93%	0.82%
Global 3 Class | Open contracts | Futures Contracts
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts		$ 261,890	$ 216,700
Percent of Partners' Capital (Net Asset Value)		1.37%	0.39%
Global 3 Class | Open contracts | Futures Contracts | U.S. Futures Positions
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts		$ 105,585	$ 187,555
Global 3 Class | Open contracts | Futures Contracts | U.S. Futures Positions | Agriculturals
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts		$ (16,454)	$ 124,221
Percent of Partners' Capital (Net Asset Value)		(0.09%)	0.22%
Global 3 Class | Open contracts | Futures Contracts | U.S. Futures Positions | Currencies
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts		$ 47,990	$ 287,483
Percent of Partners' Capital (Net Asset Value)		0.25%	0.51%
Global 3 Class | Open contracts | Futures Contracts | U.S. Futures Positions | Energy
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts		$ 61,467	$ (56,476)
Percent of Partners' Capital (Net Asset Value)		0.32%	(0.10%)
Global 3 Class | Open contracts | Futures Contracts | U.S. Futures Positions | Interest rates
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts		$ (2,747)	$ (86,234)
Percent of Partners' Capital (Net Asset Value)		(0.01%)	(0.15%)
Global 3 Class | Open contracts | Futures Contracts | U.S. Futures Positions | Meats
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts		$ 7,964	$ (38,658)
Percent of Partners' Capital (Net Asset Value)		0.04%	(0.07%)
Global 3 Class | Open contracts | Futures Contracts | U.S. Futures Positions | Metals
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts		$ 8,009	$ 33,265
Percent of Partners' Capital (Net Asset Value)		0.04%	0.06%
Global 3 Class | Open contracts | Futures Contracts | U.S. Futures Positions | Soft commodities
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts		$ 26,917	$ (46,521)
Percent of Partners' Capital (Net Asset Value)		0.14%	(0.08%)
Global 3 Class | Open contracts | Futures Contracts | U.S. Futures Positions | Stock indices and single stock futures
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts		$ (27,561)	$ (29,525)
Percent of Partners' Capital (Net Asset Value)		(0.15%)	(0.05%)
Global 3 Class | Open contracts | Futures Contracts | Foreign Futures Positions
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts		$ 156,305	$ 29,145
Global 3 Class | Open contracts | Futures Contracts | Foreign Futures Positions | Agriculturals
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts		290	$ 11,056
Percent of Partners' Capital (Net Asset Value)			0.02%
Global 3 Class | Open contracts | Futures Contracts | Foreign Futures Positions | Energy
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts		$ 1,008	$ 272,814
Percent of Partners' Capital (Net Asset Value)		0.01%	0.49%
Global 3 Class | Open contracts | Futures Contracts | Foreign Futures Positions | Interest rates
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts		$ 31,638	$ (245,144)
Percent of Partners' Capital (Net Asset Value)		0.17%	(0.44%)
Global 3 Class | Open contracts | Futures Contracts | Foreign Futures Positions | Metals
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts		$ 29,005	$ 43,649
Percent of Partners' Capital (Net Asset Value)		0.15%	0.08%
Global 3 Class | Open contracts | Futures Contracts | Foreign Futures Positions | Soft commodities
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts		$ 2,727	$ 1,379
Percent of Partners' Capital (Net Asset Value)		0.01%	0.00%
Global 3 Class | Open contracts | Futures Contracts | Foreign Futures Positions | Stock indices
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts		$ 91,637	$ (54,609)
Percent of Partners' Capital (Net Asset Value)		0.48%	(0.10%)
Global 3 Class | Open contracts | Forward Contracts | Currencies
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts		$ 81	$ (63,015)
Percent of Partners' Capital (Net Asset Value)			(0.12%)
Global 3 Class | Open contracts | Swap Contracts
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts		$ (84,392)
Percent of Partners' Capital (Net Asset Value)		(0.44%)
Global 3 Class | Open contracts | Swap Contracts | Deutsche Bank Total Return Swap Terminating March 29, 2019
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts		$ (130,864)
Percent of Partners' Capital (Net Asset Value)		(0.68%)
Global 3 Class | Open contracts | Swap Contracts | Deutsche Bank Total Return Swap Terminating July 1, 2020
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts		$ 46,472	$ 305,857
Percent of Partners' Capital (Net Asset Value)		0.24%	0.55%

[1]	No futures and forward contract position constituted greater than 1 percent of partners’ capital (net asset value). Accordingly, the number of contracts and expiration dates are not presented.